Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net
9.	Accounts receivable, net

	December 31,
	2022	2023
	US$	US$

Accounts receivable, gross	138,597	150,793
Less: allowance for expected credit loss of receivables	(20,670)	(20,093)

Accounts receivable, net	117,927	130,700

9.	Accounts receivable, net (continued)

The following table summarizes the details of the Group’s allowance for expected credit losses:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Balance at the beginning of the year	(7,387)	(12,426)	(20,670)
Additions charged to general and administrative expenses, net	(5,039)	(8,484)	(82)
Write-off during the year	—	240	659

Balance at the end of the year	(12,426)	(20,670)	(20,093)